OTHER RECEIVABLES AND PREPAID EXPENSES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Other Receivables And Prepaid Expenses
SCHEDULE OF OTHER RECEIVABLES AND PREPAID EXPENSES

Other receivables and prepaid expenses consisted of the following at March 31, 2023 and December 31, 2022:

	March 31, 2023	December 31, 2022
Deposits	$13,001	$15,546
Prepaid expenses	38,796	9,490
Employees’ social insurance	10,268	10,124
Others	11,588	7,471
Total	$73,653	$42,631

Other receivables and prepaid expenses consisted of the following at December 31, 2022 and 2021:

	December 31, 2022	December 31, 2021
Deposits	$15,546	$68,433
Prepaid expenses	9,490	50,221
Employees’ social insurance	10,124	13,839
Others	7,471	10,788
Total	$42,631	$143,281